CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Future Minimum Lease Payments under Capital Lease Obligations

Future minimum lease payments under capital lease obligations for the Group as of December 31, 2016 are as follows:

Year ending December 31,
2017	$33,026
2018	36,140
2019	39,515
2020	43,503
2021	47,944
Over 2021	594,111

Total minimum lease payments	794,239
Less: amounts representing interest	(501,152)

Present value of minimum lease payments	293,087
Current portion	(30,730)

Non-current portion	$262,357